Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 16,355,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	3400.00%	3400.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	463.00%	463.00%
Effective Income Tax Rate Reconciliation Blended Rate	3710.00%	3710.00%